Trade and other receivables (Details) - CAD ($)	May 31, 2025	Aug. 31, 2024
Trade and other receivables
Trade receivables	$ 169,156	$ 26,222
Sales taxes receivable	151,027	104,270
Other receivables	8,163	8,164
Total trade and other current receivables	328,346	138,656
Past Due But Not Impaired
Trade and other receivables
Trade receivables	$ 125,244	$ 26,222